Other Current Assets	6 Months Ended
Jun. 30, 2020
Miscellaneous current assets [abstract]
Other Current Assets
25.	Other Current Assets
The composition of other current assets is shown below:

(in thousands)	Note	June 30 2020	December 31 2019
Non-revolving term loan		$532	$431
Prepaid expenses		3,159	1,492
Class action settlement recoverable	27	41,500	41,500
Other		76	81

Total other current assets		$45,267	$43,504
Non-revolving
term loan
On November 25, 2019, the Company entered into a
non-revolving
term loan with Kutcho, under which Kutcho can draw up to a maximum of $1 million (Cdn$1.3 million). The credit facility, which matures on December 31, 2020, carries interest at 15% per annum, compounded monthly.